Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Note 3 – Prepaid expenses and other current assets:

	December 31,
	2022	2021

VAT receivable	$101,353	20,234
Prepaid consulting services	—	9,385
	$101,353	29,619